Leases (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	$ 150,040	$ 111,807
Not later than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	32,619	21,412
Later than 1 year and not later than 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	44,995	28,166
Lease liabilities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	15,777	23,719
Future - financial charges on finance leases	(573)	(1,312)
Present value of finance lease liabilities	15,204	22,407
Lease liabilities [Member] | Not later than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	11,040	10,805
Lease liabilities [Member] | Later than 1 year and not later than 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	$ 4,737	$ 12,914